NOTE 6 – LEASES (Tables)	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Leases [Abstract]
NOTE 6 - LEASES - Future Lease Payments
Twelve months ending February 28,
2025	$248,168
2026	252,954
2027	236,006
Total future minimum lease payments	737,128
Less: imputed interest	(7,347)
Total	$729,781

Twelve months ending August 31,
2024	$216,364
2025	250,555
2026	255,412
2027	107,275
Total future minimum lease payments	829,606
Less: imputed interest	(9,950)
Total	$819,656